Transaction with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 18, 2014
Due from a related party	$ 117,219	$ 0
Due to related parties	11,287	0
Advances for drillships under construction and related costs	622,507	662,313	992,825
Drilling rigs, drillships, machinery and equipment, net	6,207,633	5,777,025
Dryships Inc.
Due from a related party	117,219	0		120,000
Cardiff Drilling Inc.
Due to related parties	4,287	0
Azara Services S.A.
Due to related parties	4,000	0
Basset Holding Inc.
Due to related parties	3,000	0
Related Party
Advances for drillships under construction and related costs	1,546	1,185
Drilling rigs, drillships, machinery and equipment, net	$ 2,885	$ 5,692